Fair Value Measurement - Quantitative Information Related to Significant Unobservable Inputs Utilized to Calculate Fair Value (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Fair Value Inputs, Liabilities, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative asset	$ 48,186	$ 4,464
Derivative liability	13,848	$ 12,968
Level 3 | Derivative Financial Instruments, Liabilities
Fair Value Inputs, Liabilities, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative liability	(7,802)
Level 3 | Derivative Financial Instruments, Assets
Fair Value Inputs, Liabilities, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative asset	$ 42,140
Measurement Input, Entity Credit Risk | Level 3 | Derivative Financial Instruments, Liabilities | Discounted Cash Flow
Fair Value Inputs, Liabilities, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Liability, Measurement Input	0.0437
Measurement Input, Entity Credit Risk | Level 3 | Derivative Financial Instruments, Assets | Monte Carlo Simulation Method
Fair Value Inputs, Liabilities, Quantitative Information [Line Items] (Deprecated 2018-01-31)
Derivative Liability, Measurement Input	0.0507